Subscription warrants - indemnification - Additional information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Feb. 19, 2020
Subscription warrants - indemnification [abstract]
Subscription warrants shares issued	7
Maximum number of shares to be issued - subscription warrants	6,411,244
Subscription warrants, shares		5,192,919	4,824,238
Subscription warrants - indemnification		R$ 130,657	R$ 123,095
Maximum number of shares available for issue - subscription warrants		5,920,425	(5,976,316)
Rights outstanding				2,108,542